Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.8%)
	Linde plc	246,613	101,190
	Newmont Corp. (XNYS)	576,966	52,348
	Freeport-McMoRan Inc.	751,158	32,285
	Air Products & Chemicals Inc.	116,661	30,454
	Ecolab Inc.	98,898	27,213
	Anglogold Ashanti plc (XNYS)	232,434	19,915
	Nucor Corp.	120,608	19,236
	Steel Dynamics Inc.	66,670	11,189
	International Paper Co.	275,310	10,869
	International Flavors & Fragrances Inc.	134,500	9,345
	Royal Gold Inc.	43,098	8,785
	Albemarle Corp.	61,734	8,025
	Reliance Inc.	27,708	7,739
	Avery Dennison Corp.	40,812	7,035
	CF Industries Holdings Inc.	84,672	6,664
	Carpenter Technology Corp.	20,812	6,629
	LyondellBasell Industries NV Class A	134,466	6,588
	Mueller Industries Inc.	56,980	6,260
	Southern Copper Corp.	43,739	5,895
*	RBC Bearings Inc.	12,969	5,771
	Alcoa Corp.	135,648	5,662
	Fastenal Co.	107,781	4,354
*	MP Materials Corp.	68,618	4,251
	Mosaic Co.	165,668	4,057
*	Solstice Advanced Materials Inc.	83,487	3,981
*	Cleveland-Cliffs Inc.	295,280	3,850
	Eastman Chemical Co.	60,166	3,735
	Hexcel Corp.	41,481	3,162
	Element Solutions Inc.	118,023	3,059
	Timken Co.	32,814	2,671
	Celanese Corp.	58,642	2,442
	NewMarket Corp.	3,190	2,436
	Scotts Miracle-Gro Co.	23,077	1,307
	Ashland Inc.	23,995	1,269
	Olin Corp.	60,118	1,269
	Westlake Corp.	17,466	1,167
	FMC Corp.	65,231	932
	Huntsman Corp.	86,802	905
			433,944
Consumer Discretionary (11.2%)
*	Amazon.com Inc.	1,385,085	323,030
	Walmart Inc.	2,056,651	227,280
	McDonald's Corp.	354,172	110,438
	Walt Disney Co.	951,100	99,361
	Lowe's Cos. Inc.	294,278	71,357
	Starbucks Corp.	518,278	45,147
	TJX Cos. Inc.	293,599	44,604
	Home Depot Inc.	124,366	44,389
	NIKE Inc. Class B	607,599	39,269
	General Motors Co.	500,030	36,762
*	Warner Bros Discovery Inc.	1,223,216	29,357
*	AutoZone Inc.	7,411	29,306
	Ford Motor Co.	2,050,384	27,229
	Electronic Arts Inc.	132,047	26,677
	Ross Stores Inc.	135,358	23,872
	DR Horton Inc.	139,640	22,204
	Delta Air Lines Inc.	342,478	21,953
	Target Corp.	238,717	21,633
	eBay Inc.	241,837	20,022

		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	170,929	17,428
	Garmin Ltd.	85,544	16,708
*	Take-Two Interactive Software Inc.	63,240	15,561
[1]	Lennar Corp. Class A	115,238	15,131
	Yum! Brands Inc.	97,112	14,879
	PulteGroup Inc.	102,974	13,097
	Dollar General Corp.	115,295	12,624
	Estee Lauder Cos. Inc. Class A	128,712	12,108
	Omnicom Group Inc.	168,094	12,039
*	Dollar Tree Inc.	103,472	11,466
*	NVR Inc.	1,508	11,321
*	Carnival Corp.	392,301	10,114
*	Ulta Beauty Inc.	17,777	9,579
	Williams-Sonoma Inc.	52,900	9,523
	Genuine Parts Co.	72,730	9,484
	RB Global Inc. (XTSE)	91,466	8,982
*	Aptiv plc	114,092	8,848
	Marriott International Inc. Class A	27,812	8,477
	Best Buy Co. Inc.	101,415	8,040
	Southwest Airlines Co.	221,500	7,710
	Fox Corp. Class A	111,355	7,294
*	Liberty Media Corp.-Liberty Formula One Class C	75,396	7,237
	Toll Brothers Inc.	51,089	7,144
*	Rivian Automotive Inc. Class A	407,237	6,866
	Dick's Sporting Goods Inc.	33,203	6,859
	Ralph Lauren Corp.	18,440	6,774
	Service Corp. International	73,115	5,808
	Hasbro Inc.	69,430	5,735
	Wynn Resorts Ltd.	43,210	5,560
	New York Times Co. Class A	84,253	5,434
	Booking Holdings Inc.	1,067	5,244
*	BJ's Wholesale Club Holdings Inc.	58,391	5,210
	Aramark	136,811	5,085
	News Corp. Class A	197,632	5,075
	BorgWarner Inc. (XNYS)	114,465	4,929
	Domino's Pizza Inc.	11,593	4,865
*	GameStop Corp. Class A	215,113	4,846
*	Five Below Inc.	28,279	4,663
	Fox Corp. Class B	78,284	4,561
*	Wayfair Inc. Class A	40,903	4,532
*	American Airlines Group Inc.	320,993	4,510
	Restaurant Brands International Inc.	61,558	4,456
*	Lululemon Athletica Inc.	23,488	4,326
	TKO Group Holdings Inc.	20,690	4,012
	LKQ Corp.	134,824	4,003
*	Ollie's Bargain Outlet Holdings Inc.	32,118	3,954
	Lithia Motors Inc.	11,911	3,798
*	MGM Resorts International	107,399	3,790
	Pool Corp.	15,355	3,740
*	Lyft Inc. Class A	175,387	3,688
*	O'Reilly Automotive Inc.	36,212	3,683
*	Mattel Inc.	168,556	3,560
*	SharkNinja Inc.	35,976	3,510
	Hyatt Hotels Corp. Class A	21,141	3,475
*	Flutter Entertainment plc	15,930	3,326
	Gap Inc.	120,696	3,267
	VF Corp.	184,333	3,226
	Macy's Inc.	141,911	3,173
*	AutoNation Inc.	14,452	3,054
*	CarMax Inc.	78,747	3,044
	Lear Corp.	28,058	3,012
*	Amer Sports Inc.	78,212	2,904
	Thor Industries Inc.	26,717	2,822
	Gentex Corp.	118,513	2,706
*	QuantumScape Corp.	219,385	2,681
	Nexstar Media Group Inc.	13,909	2,672
*	Bright Horizons Family Solutions Inc.	25,970	2,669
*	Caesars Entertainment Inc.	108,018	2,514
	Boyd Gaming Corp.	29,499	2,457
	H&R Block Inc.	57,876	2,438

		Shares	Market Value ($000)
*	Crocs Inc.	28,576	2,428
*	Floor & Decor Holdings Inc. Class A	38,018	2,419
*	e.l.f. Beauty Inc.	28,790	2,193
	Whirlpool Corp.	27,998	2,166
*	Alaska Air Group Inc.	49,924	2,140
*	SiteOne Landscape Supply Inc.	15,815	2,124
	Sirius XM Holdings Inc.	99,784	2,121
	PVH Corp.	24,998	2,119
	News Corp. Class B	67,369	1,983
	Bath & Body Works Inc.	111,843	1,947
*	Madison Square Garden Sports Corp.	8,500	1,938
*	Liberty Media Corp.-Liberty Live Class C	23,847	1,889
*	YETI Holdings Inc.	43,231	1,793
*	Grand Canyon Education Inc.	10,476	1,652
	U-Haul Holding Co.	34,017	1,637
	Penske Automotive Group Inc.	9,676	1,565
	Travel & Leisure Co.	21,491	1,474
	Harley-Davidson Inc.	57,631	1,411
*	Copart Inc.	31,776	1,239
*	Etsy Inc.	21,979	1,192
*	Penn Entertainment Inc.	78,199	1,160
	Dillard's Inc. Class A	1,580	1,059
*	RH	6,644	1,047
	Tapestry Inc.	9,069	991
	Choice Hotels International Inc.	9,766	891
*,1	Lucid Group Inc.	65,093	887
*	Birkenstock Holding plc	19,915	863
*	Liberty Media Corp.-Liberty Live Class A	10,472	805
	Newell Brands Inc.	217,635	794
*	Avis Budget Group Inc.	5,784	786
*	Liberty Media Corp.-Liberty Formula One Class A	8,718	766
	Columbia Sportswear Co.	13,719	737
*	Coty Inc. Class A	182,051	604
	Churchill Downs Inc.	5,219	569
	Darden Restaurants Inc.	3,026	543
	Lennar Corp. Class B	3,873	479
	Vail Resorts Inc.	3,397	476
*	Under Armour Inc. Class A	100,683	465
*	Under Armour Inc. Class C	95,949	425
*	Norwegian Cruise Line Holdings Ltd.	22,657	418
	Wendy's Co.	47,611	402
	Wyndham Hotels & Resorts Inc.	4,063	297
*	Valvoline Inc.	7,604	238
*	U-Haul Holding Co. (XNYS)	1,502	79
			1,764,411
Consumer Staples (6.0%)
	Procter & Gamble Co.	1,233,721	182,788
	Philip Morris International Inc.	818,223	128,854
	PepsiCo Inc.	621,129	92,387
	Coca-Cola Co.	1,044,458	76,371
	CVS Health Corp.	657,777	52,859
	Altria Group Inc.	885,857	52,274
	Mondelez International Inc. Class A	680,474	39,175
	Corteva Inc.	359,234	24,238
	Kroger Co.	318,335	21,418
	Keurig Dr Pepper Inc.	680,179	18,977
	Colgate-Palmolive Co.	221,911	17,839
	Kenvue Inc.	997,984	17,315
	Archer-Daniels-Midland Co.	251,029	15,247
	General Mills Inc.	287,610	13,618
	Hershey Co.	67,273	12,653
	Kellanova	145,884	12,202
	Kimberly-Clark Corp.	111,705	12,189
	Kraft Heinz Co.	448,745	11,447
	Church & Dwight Co. Inc.	129,364	11,017
	Constellation Brands Inc. Class A	75,890	10,350
*	US Foods Holding Corp.	120,442	9,475
	Casey's General Stores Inc.	16,604	9,472
	Sysco Corp.	118,361	9,019

		Shares	Market Value ($000)
	McCormick & Co. Inc.	133,012	8,976
	Tyson Foods Inc. Class A	146,918	8,529
	Clorox Co.	64,747	6,989
*	Performance Food Group Co.	70,280	6,822
	Bunge Global SA	70,737	6,796
	J M Smucker Co.	54,386	5,666
	Conagra Brands Inc.	250,401	4,470
	McKesson Corp.	5,060	4,458
	Lamb Weston Holdings Inc.	70,664	4,173
	Molson Coors Beverage Co. Class B	88,158	4,100
	Albertsons Cos. Inc. Class A	211,312	3,873
	Coca-Cola Consolidated Inc.	23,538	3,835
	Ingredion Inc.	33,498	3,602
	Hormel Foods Corp.	151,771	3,523
	Campbell's Co.	101,779	3,102
*	Post Holdings Inc.	26,026	2,707
*	Darling Ingredients Inc.	72,829	2,666
	Brown-Forman Corp. Class B	77,211	2,238
	Primo Brands Corp.	134,756	2,114
*	BellRing Brands Inc.	65,868	2,035
	Flowers Foods Inc.	97,881	1,050
*	Freshpet Inc.	18,099	1,035
	Pilgrim's Pride Corp.	21,860	832
*	Boston Beer Co. Inc. Class A	4,142	807
	Reynolds Consumer Products Inc.	28,690	717
	Brown-Forman Corp. Class A	23,162	660
	Seaboard Corp.	137	641
	Smithfield Foods Inc.	23,890	516
			948,116
Energy (5.9%)
	Exxon Mobil Corp.	2,275,890	263,821
	Chevron Corp.	1,008,801	152,460
	ConocoPhillips	664,831	58,964
	Williams Cos. Inc.	605,686	36,904
	Marathon Petroleum Corp.	161,378	31,264
	EOG Resources Inc.	287,004	30,953
	Valero Energy Corp.	163,929	28,976
	Kinder Morgan Inc.	1,021,311	27,902
	Phillips 66	198,789	27,226
	SLB Ltd.	725,504	26,292
	Baker Hughes Co.	520,834	26,146
	ONEOK Inc.	328,184	23,898
	EQT Corp.	326,367	19,863
	Occidental Petroleum Corp.	370,420	15,558
	Diamondback Energy Inc.	100,109	15,276
*	First Solar Inc.	53,306	14,548
	Expand Energy Corp.	115,395	14,070
	Cheniere Energy Inc.	63,728	13,285
	Devon Energy Corp.	326,683	12,107
	Halliburton Co.	450,194	11,804
	Coterra Energy Inc.	396,224	10,635
	TechnipFMC plc	213,820	9,678
	DT Midstream Inc.	53,252	6,468
*	Antero Resources Corp.	152,219	5,545
	Ovintiv Inc. (XNYS)	134,701	5,517
	Permian Resources Corp.	354,325	5,134
	Range Resources Corp.	123,928	4,894
	APA Corp.	186,225	4,650
	HF Sinclair Corp.	75,503	3,995
	Viper Energy Inc. Class A	88,520	3,234
	Antero Midstream Corp.	175,609	3,163
	NOV Inc.	196,354	3,016
	Chord Energy Corp.	30,171	2,832
	Weatherford International plc	37,468	2,803
	Matador Resources Co.	61,315	2,600
	Civitas Resources Inc.	48,397	1,421
			926,902

		Shares	Market Value ($000)
Financials (20.2%)
*	Berkshire Hathaway Inc. Class B	968,703	497,729
	JPMorgan Chase & Co.	1,458,638	456,670
	Bank of America Corp.	3,260,855	174,945
	Wells Fargo & Co.	1,693,742	145,408
	Goldman Sachs Group Inc.	149,390	123,402
	Morgan Stanley	604,888	102,625
	Blackrock Inc.	80,131	83,921
	Citigroup Inc.	787,789	81,615
	S&P Global Inc.	161,264	80,443
	Charles Schwab Corp.	818,036	75,856
	Progressive Corp.	292,307	66,877
	Chubb Ltd.	195,429	57,882
	CME Group Inc.	188,882	53,163
	Intercontinental Exchange Inc.	299,614	47,129
*	Robinhood Markets Inc. Class A	336,665	43,258
	Marsh & McLennan Cos. Inc.	228,434	41,906
	US Bancorp	820,411	40,241
	PNC Financial Services Group Inc.	207,520	39,578
	Bank of New York Mellon Corp.	343,698	38,529
	Travelers Cos. Inc.	118,731	34,772
	KKR & Co. Inc.	267,394	32,705
	Truist Financial Corp.	677,711	31,514
	Arthur J Gallagher & Co.	125,057	30,967
	Allstate Corp.	138,554	29,509
	Aflac Inc.	255,841	28,222
*	Coinbase Global Inc. Class A	99,591	27,170
	American International Group Inc.	302,611	23,047
	MetLife Inc.	295,471	22,621
	Hartford Insurance Group Inc.	147,433	20,203
	Prudential Financial Inc.	186,294	20,166
	Nasdaq Inc.	216,551	19,689
*	Arch Capital Group Ltd.	191,555	17,991
	State Street Corp.	148,697	17,698
	Willis Towers Watson plc	51,343	16,481
	M&T Bank Corp.	82,173	15,631
	Fifth Third Bancorp	349,742	15,200
	Raymond James Financial Inc.	96,023	15,031
	Cboe Global Markets Inc.	54,994	14,198
	Interactive Brokers Group Inc. Class A	213,095	13,855
	Cincinnati Financial Corp.	80,896	13,557
	Huntington Bancshares Inc.	812,979	13,252
	Northern Trust Corp.	99,835	13,112
	Citizens Financial Group Inc.	228,534	12,364
	Regions Financial Corp.	472,075	12,014
*	SoFi Technologies Inc.	403,327	11,987
	W R Berkley Corp.	152,428	11,842
	T Rowe Price Group Inc.	114,946	11,768
	MSCI Inc.	20,038	11,296
*	Markel Group Inc.	5,204	10,827
	Brown & Brown Inc.	131,003	10,537
	Principal Financial Group Inc.	116,670	9,896
	Rocket Cos. Inc. Class A	494,197	9,874
	Loews Corp.	89,728	9,679
	First Citizens BancShares Inc. Class A	4,984	9,359
	KeyCorp	496,817	9,131
	Apollo Global Management Inc.	65,731	8,667
	Fidelity National Financial Inc.	137,311	8,160
	Annaly Capital Management Inc.	337,508	7,695
	East West Bancorp Inc.	71,782	7,659
	Carlyle Group Inc.	137,453	7,495
	Brookfield Asset Management Ltd. Class A	131,471	6,934
	Unum Group	88,801	6,746
	Reinsurance Group of America Inc.	34,645	6,578
	Stifel Financial Corp.	52,505	6,406
	RenaissanceRe Holdings Ltd.	24,257	6,335
	Evercore Inc. Class A	19,354	6,195
	Tradeweb Markets Inc. Class A	56,089	6,106
	Assurant Inc.	26,594	6,068
	Everest Group Ltd.	18,941	5,953

		Shares	Market Value ($000)
	First Horizon Corp.	264,191	5,902
	Globe Life Inc.	43,587	5,872
	AGNC Investment Corp.	546,247	5,730
	Old Republic International Corp.	120,055	5,535
	Comerica Inc.	67,008	5,386
	Ally Financial Inc.	127,868	5,281
	Webster Financial Corp.	87,755	5,230
	FactSet Research Systems Inc.	18,630	5,166
	American Financial Group Inc.	34,738	4,784
	Southstate Bank Corp.	52,592	4,708
	Invesco Ltd.	191,111	4,673
	Wintrust Financial Corp.	34,644	4,643
	Primerica Inc.	17,289	4,449
	SEI Investments Co.	54,597	4,415
	Columbia Banking System Inc.	155,237	4,303
	Corebridge Financial Inc.	141,802	4,257
	Axis Capital Holdings Ltd.	39,777	4,067
	Zions Bancorp NA	76,155	4,054
	Affiliated Managers Group Inc.	14,500	3,898
	OneMain Holdings Inc.	62,573	3,881
	Cullen / Frost Bankers Inc.	31,176	3,857
	XP Inc. Class A	194,025	3,824
	Lincoln National Corp.	89,567	3,685
	Western Alliance Bancorp	44,889	3,660
	Popular Inc.	31,832	3,651
	Franklin Resources Inc.	161,497	3,648
	Voya Financial Inc.	50,545	3,553
	Synovus Financial Corp.	72,802	3,509
	Jefferies Financial Group Inc.	60,853	3,503
	Commerce Bancshares Inc.	64,632	3,484
	Hanover Insurance Group Inc.	18,767	3,482
	MGIC Investment Corp.	122,517	3,473
	Pinnacle Financial Partners Inc.	37,355	3,425
	First American Financial Corp.	51,067	3,358
	Starwood Property Trust Inc.	181,361	3,326
	Prosperity Bancshares Inc.	48,070	3,303
	Rithm Capital Corp.	277,450	3,188
	MarketAxess Holdings Inc.	19,151	3,139
	FNB Corp.	187,001	3,112
	Houlihan Lokey Inc.	17,556	3,079
	Aon plc Class A (XNYS)	8,459	2,994
	Janus Henderson Group plc	65,367	2,857
	SLM Corp.	94,708	2,775
	White Mountains Insurance Group Ltd.	1,343	2,719
	Bank OZK	56,124	2,583
	RLI Corp.	40,688	2,509
	Assured Guaranty Ltd.	24,176	2,189
	Ameriprise Financial Inc.	4,621	2,106
*	Brighthouse Financial Inc.	30,014	1,967
	Lazard Inc.	38,894	1,964
*	Circle Internet Group Inc.	20,940	1,674
	First Hawaiian Inc.	65,738	1,638
	Virtu Financial Inc. Class A	41,681	1,491
	BOK Financial Corp.	11,584	1,305
	Kemper Corp.	32,051	1,305
	Broadridge Financial Solutions Inc.	5,566	1,270
*	Credit Acceptance Corp.	2,141	989
	Hamilton Lane Inc. Class A	7,336	909
	Morningstar Inc.	3,882	834
	CNA Financial Corp.	11,135	521
	UWM Holdings Corp.	73,463	430
	TFS Financial Corp.	27,926	398
	TPG Inc.	4,301	254
*	Freedom Holding Corp.	1,382	182
			3,178,695
Health Care (12.0%)
	Johnson & Johnson	1,263,882	261,522
	UnitedHealth Group Inc.	477,928	157,606
	Merck & Co. Inc.	1,323,289	138,720

		Shares	Market Value ($000)
	Abbott Laboratories	909,416	117,224
	Thermo Fisher Scientific Inc.	198,327	117,178
	Pfizer Inc.	2,983,922	76,806
	Danaher Corp.	335,059	75,985
	Medtronic plc	673,532	70,943
*	Boston Scientific Corp.	641,549	65,169
	Gilead Sciences Inc.	477,984	60,149
	Stryker Corp.	134,273	49,839
	Regeneron Pharmaceuticals Inc.	54,775	42,735
	Bristol-Myers Squibb Co.	864,360	42,526
	Elevance Health Inc.	118,764	40,173
	HCA Healthcare Inc.	70,780	35,977
	Cigna Group	127,358	35,314
	Becton Dickinson & Co.	150,216	29,145
*	Edwards Lifesciences Corp.	302,251	26,196
	Amgen Inc.	74,101	25,599
	Agilent Technologies Inc.	149,615	22,966
*	IQVIA Holdings Inc.	88,663	20,393
	GE HealthCare Technologies Inc.	240,409	19,230
	Humana Inc.	63,410	15,584
	ResMed Inc.	58,533	14,974
*	Biogen Inc.	76,735	13,973
	STERIS plc	51,552	13,727
	Cardinal Health Inc.	62,324	13,229
	Labcorp Holdings Inc.	43,953	11,814
*	United Therapeutics Corp.	23,411	11,378
	Quest Diagnostics Inc.	58,520	11,071
*	Illumina Inc.	83,069	10,919
	West Pharmaceutical Services Inc.	37,659	10,441
	Zimmer Biomet Holdings Inc.	103,989	10,141
*	Centene Corp.	257,227	10,119
*	Tenet Healthcare Corp.	45,733	9,917
*	Exact Sciences Corp.	92,414	9,361
*	Hologic Inc.	117,134	8,781
*	Cooper Cos. Inc.	104,600	8,151
	Royalty Pharma plc Class A	199,098	7,968
*	Revolution Medicines Inc.	91,030	7,078
	Universal Health Services Inc. Class B	28,544	6,954
*	Solventum Corp.	77,551	6,612
	Viatris Inc.	616,037	6,585
	Revvity Inc.	61,850	6,458
*	Incyte Corp.	61,614	6,436
	Encompass Health Corp.	52,295	6,078
	Zoetis Inc.	47,375	6,072
*	Waters Corp.	14,956	6,034
*	Elanco Animal Health Inc. (XNYS)	258,561	6,017
*	BioMarin Pharmaceutical Inc.	99,727	5,578
*	Jazz Pharmaceuticals plc	30,619	5,405
*	Globus Medical Inc. Class A	58,864	5,359
	QIAGEN NV	111,983	5,347
	Bio-Techne Corp.	82,374	5,314
*	Align Technology Inc.	36,001	5,299
	Baxter International Inc.	268,933	5,040
*	Moderna Inc.	186,353	4,841
*	Charles River Laboratories International Inc.	25,603	4,561
*	Roivant Sciences Ltd.	204,481	4,255
*	Henry Schein Inc.	56,706	4,229
*	Repligen Corp.	24,206	4,140
*	Avantor Inc.	346,746	4,067
*	Veeva Systems Inc. Class A	15,854	3,810
*	Bio-Rad Laboratories Inc. Class A	9,896	3,215
	Chemed Corp.	6,857	3,011
	Teleflex Inc.	23,246	2,660
	Bruker Corp.	54,228	2,647
*	Viking Therapeutics Inc.	52,617	1,937
*	Molina Healthcare Inc.	12,676	1,879
*	Envista Holdings Corp.	88,160	1,843
*	Sotera Health Co.	96,885	1,694
*	Insmed Inc.	6,108	1,269
	DENTSPLY SIRONA Inc.	104,458	1,185

		Shares	Market Value ($000)
*	Exelixis Inc.	26,359	1,164
*	Neurocrine Biosciences Inc.	7,384	1,124
	Organon & Co.	135,690	1,046
	Perrigo Co. plc	71,601	956
*	Acadia Healthcare Co. Inc.	47,978	825
*	Certara Inc.	63,820	585
*	Ionis Pharmaceuticals Inc.	5,705	472
*	Sarepta Therapeutics Inc.	8,144	174
*	Caris Life Sciences Inc.	5,936	152
			1,882,350
Industrials (15.6%)
	RTX Corp.	702,576	122,888
	Caterpillar Inc.	169,255	97,450
	Accenture plc Class A	328,731	82,183
	Capital One Financial Corp.	330,111	72,317
	Eaton Corp. plc	205,805	71,186
	American Express Co.	193,869	70,815
	Union Pacific Corp.	289,318	67,073
	Honeywell International Inc.	333,962	64,184
*	Boeing Co.	326,720	61,750
	Deere & Co.	128,321	59,604
	Parker-Hannifin Corp.	67,597	58,248
	General Dynamics Corp.	132,712	45,338
	CRH plc	356,184	42,728
	Northrop Grumman Corp.	71,258	40,777
	3M Co.	234,995	40,431
	Johnson Controls International plc	346,716	40,327
	Emerson Electric Co.	295,976	39,477
	Lockheed Martin Corp.	79,119	36,225
	Cummins Inc.	72,278	35,993
	CSX Corp.	985,864	34,860
	Norfolk Southern Corp.	118,633	34,652
	TransDigm Group Inc.	24,058	32,723
	PayPal Holdings Inc.	502,402	31,496
	FedEx Corp.	112,582	31,037
	United Parcel Service Inc. Class B (XNYS)	307,628	29,468
	PACCAR Inc.	270,687	28,536
	United Rentals Inc.	33,705	27,476
	L3Harris Technologies Inc.	98,086	27,336
	Illinois Tool Works Inc.	103,476	25,795
	Ferguson Enterprises Inc.	95,723	24,091
	AMETEK Inc.	120,942	23,933
	Rockwell Automation Inc.	54,642	21,631
	Vulcan Materials Co.	69,407	20,631
	Martin Marietta Materials Inc.	31,477	19,618
	Carrier Global Corp.	346,646	19,024
	Westinghouse Air Brake Technologies Corp.	89,052	18,572
	Otis Worldwide Corp.	207,492	18,436
	Fidelity National Information Services Inc.	276,492	18,185
	Xylem Inc.	127,785	17,976
*	Keysight Technologies Inc.	90,359	17,887
	Ingersoll Rand Inc. (XYNS)	211,874	17,022
*	Mettler-Toledo International Inc.	10,915	16,118
	Synchrony Financial	195,233	15,103
	Dover Corp.	71,285	13,208
	Paychex Inc.	116,332	12,993
*	Fiserv Inc.	205,520	12,633
	Old Dominion Freight Line Inc.	92,370	12,497
*	Teledyne Technologies Inc.	24,407	12,192
	Hubbell Inc.	28,091	12,119
	PPG Industries Inc.	119,432	11,948
	Equifax Inc.	53,738	11,412
	Curtiss-Wright Corp.	19,722	11,129
	Expeditors International of Washington Inc.	72,004	10,577
	Amcor plc	1,210,069	10,310
*	Trimble Inc.	125,073	10,183
	CH Robinson Worldwide Inc.	61,696	9,802
	Smurfit WestRock plc	273,664	9,767
	Global Payments Inc.	128,146	9,708

		Shares	Market Value ($000)
*	Block Inc. (XNYS)	145,097	9,692
	Fortive Corp.	178,340	9,538
	Packaging Corp. of America	46,387	9,466
	EMCOR Group Inc.	15,233	9,369
	Woodward Inc.	31,082	9,326
	nVent Electric plc	85,582	9,180
	Snap-on Inc.	26,918	9,153
	Pentair plc	85,896	9,040
	Dow Inc.	371,738	8,866
	DuPont de Nemours Inc.	219,735	8,739
	TransUnion	102,303	8,701
	Jacobs Solutions Inc.	62,506	8,426
	Quanta Services Inc.	17,400	8,089
	Textron Inc.	93,132	7,745
*	API Group Corp.	193,486	7,654
	Veralto Corp.	75,500	7,642
	ITT Inc.	40,801	7,514
	Allegion plc	45,158	7,498
*	ATI Inc.	73,410	7,400
	Ball Corp.	145,652	7,214
	Graco Inc.	87,242	7,192
	Masco Corp.	110,735	7,183
	AECOM	69,510	7,169
	RPM International Inc.	66,666	7,150
	JB Hunt Transport Services Inc.	40,871	7,110
	BWX Technologies Inc.	39,459	7,058
	IDEX Corp.	39,694	6,904
	Lincoln Electric Holdings Inc.	28,495	6,823
*	XPO Inc.	47,792	6,789
*	Zebra Technologies Corp. Class A	26,689	6,746
	Nordson Corp.	28,324	6,731
	WESCO International Inc.	25,158	6,728
	Jack Henry & Associates Inc.	38,104	6,648
	Verisk Analytics Inc.	29,426	6,623
	Huntington Ingalls Industries Inc.	20,477	6,422
*	Builders FirstSource Inc.	56,968	6,394
	Watsco Inc.	18,274	6,330
	Carlisle Cos. Inc.	19,858	6,316
*	TopBuild Corp.	13,901	6,290
*	QXO Inc.	320,675	6,006
	Acuity Inc.	16,275	5,963
	Crown Holdings Inc.	60,728	5,880
	Stanley Black & Decker Inc.	81,246	5,811
	Advanced Drainage Systems Inc.	37,076	5,650
	MKS Inc.	35,290	5,519
*	MasTec Inc.	25,751	5,508
	Donaldson Co. Inc.	60,984	5,482
	Applied Industrial Technologies Inc.	20,011	5,179
	Regal Rexnord Corp.	34,667	5,061
	Owens Corning	44,508	5,040
	Flowserve Corp.	68,402	4,880
	Crane Co.	25,833	4,734
*	Generac Holdings Inc.	30,750	4,663
	CNH Industrial NV	460,953	4,347
	Oshkosh Corp.	33,549	4,300
	Valmont Industries Inc.	10,405	4,297
	AptarGroup Inc.	34,325	4,282
*	Affirm Holdings Inc.	57,141	4,054
*	Fair Isaac Corp.	2,220	4,009
	Automatic Data Processing Inc.	15,629	3,990
*	Saia Inc.	13,988	3,938
	A O Smith Corp.	59,584	3,931
	Sherwin-Williams Co.	11,436	3,930
	Tetra Tech Inc.	112,335	3,903
	Knight-Swift Transportation Holdings Inc.	82,752	3,790
	Genpact Ltd.	84,411	3,719
	Toro Co.	51,733	3,608
	Ryder System Inc.	20,815	3,605
	Eagle Materials Inc.	15,908	3,559
	Air Lease Corp.	54,686	3,496

		Shares	Market Value ($000)
	AGCO Corp.	32,599	3,454
*	Axalta Coating Systems Ltd.	114,233	3,442
	Simpson Manufacturing Co. Inc.	20,184	3,378
	Esab Corp.	29,925	3,359
	Cognex Corp.	88,016	3,353
*	Kirby Corp.	29,343	3,331
	Littelfuse Inc.	12,906	3,304
	Sealed Air Corp.	76,483	3,285
	Fortune Brands Innovations Inc.	63,569	3,282
	Allison Transmission Holdings Inc.	36,700	3,254
	WW Grainger Inc.	3,386	3,212
	MSA Safety Inc.	19,388	3,127
*	Middleby Corp.	26,429	3,124
*	Mohawk Industries Inc.	26,757	3,101
	Armstrong World Industries Inc.	15,983	3,033
*	Gates Industrial Corp. plc	132,994	3,027
*	GXO Logistics Inc.	58,800	2,984
	Ralliant Corp.	59,337	2,929
	Vontier Corp.	76,724	2,784
*	FTI Consulting Inc.	16,679	2,721
	Louisiana-Pacific Corp.	33,051	2,711
	Graphic Packaging Holding Co.	153,675	2,486
*	Everus Construction Group Inc.	26,677	2,453
*	BILL Holdings Inc.	48,835	2,449
	Sensata Technologies Holding plc	76,198	2,444
*	WEX Inc.	16,396	2,433
*	Amentum Holdings Inc.	83,617	2,394
	Landstar System Inc.	18,219	2,384
*	Aurora Innovation Inc.	549,546	2,303
	Brunswick Corp.	34,432	2,276
	ADT Inc.	267,904	2,210
	Sonoco Products Co.	51,626	2,177
	MSC Industrial Direct Co. Inc. Class A	23,110	2,056
*	Core & Main Inc. Class A	41,852	2,023
*	Spirit AeroSystems Holdings Inc. Class A	54,679	2,008
*	Trex Co. Inc.	56,085	1,962
	Silgan Holdings Inc.	46,388	1,839
*	StandardAero Inc.	67,820	1,771
*	Hayward Holdings Inc.	104,178	1,714
*	Euronet Worldwide Inc.	22,146	1,641
	Western Union Co.	169,540	1,490
	Crane NXT Co.	25,666	1,445
	Robert Half Inc.	51,715	1,398
	WillScot Holdings Corp.	69,627	1,375
	Leonardo DRS Inc.	24,013	821
	ManpowerGroup Inc.	24,353	700
	Schneider National Inc. Class B	27,262	616
*	James Hardie Industries plc	27,909	552
*	Paylocity Holding Corp.	1,998	294
*	Loar Holdings Inc.	2,198	150
			2,448,129
Real Estate (4.0%)
	Welltower Inc.	351,439	73,177
	Prologis Inc.	487,205	62,620
	Equinix Inc.	51,321	38,661
	Digital Realty Trust Inc.	177,151	28,365
	Realty Income Corp.	475,035	27,367
	Simon Property Group Inc.	132,380	24,665
*	CBRE Group Inc. Class A	138,960	22,488
	Crown Castle Inc.	227,871	20,800
	Public Storage	72,029	19,775
	Ventas Inc.	237,841	19,177
	VICI Properties Inc.	554,747	15,988
	Extra Space Storage Inc.	110,664	14,737
	AvalonBay Communities Inc.	74,702	13,591
	Iron Mountain Inc.	154,037	13,301
*	CoStar Group Inc.	192,051	13,213
	Equity Residential	198,961	12,286
	SBA Communications Corp.	56,391	10,955

		Shares	Market Value ($000)
	Invitation Homes Inc.	321,122	9,056
	Essex Property Trust Inc.	33,468	8,823
	Weyerhaeuser Co.	380,895	8,460
	Mid-America Apartment Communities Inc.	61,131	8,307
	WP Carey Inc.	113,827	7,669
	Kimco Realty Corp.	351,061	7,253
	Omega Healthcare Investors Inc.	150,856	6,927
	Sun Communities Inc.	53,653	6,913
	Regency Centers Corp.	94,877	6,751
	Healthpeak Properties Inc.	364,030	6,647
	Host Hotels & Resorts Inc.	360,220	6,351
	Equity LifeStyle Properties Inc.	100,861	6,341
	Gaming & Leisure Properties Inc.	142,579	6,206
	BXP Inc.	83,150	6,017
	Camden Property Trust	56,499	6,008
	UDR Inc.	163,901	5,969
*	Zillow Group Inc. Class C	79,649	5,924
*	Jones Lang LaSalle Inc.	18,091	5,892
	American Homes 4 Rent Class A	179,293	5,759
	Rexford Industrial Realty Inc.	124,516	5,181
	EastGroup Properties Inc.	27,800	5,037
	Alexandria Real Estate Equities Inc.	90,018	4,831
	CubeSmart	118,854	4,425
	Federal Realty Investment Trust	44,650	4,408
	Agree Realty Corp.	56,878	4,278
	Brixmor Property Group Inc.	159,819	4,178
	NNN REIT Inc.	98,195	4,060
	First Industrial Realty Trust Inc.	67,217	3,848
	STAG Industrial Inc.	97,856	3,844
	Vornado Realty Trust	92,472	3,405
	Healthcare Realty Trust Inc.	172,154	3,138
	Kilroy Realty Corp.	61,564	2,640
*	Zillow Group Inc. Class A	32,009	2,316
	Millrose Properties Inc.	75,548	2,301
	Cousins Properties Inc.	87,571	2,258
	EPR Properties	39,100	2,044
	Rayonier Inc.	81,028	1,800
	Americold Realty Trust Inc.	149,619	1,620
	Highwoods Properties Inc.	55,665	1,548
	Medical Properties Trust Inc.	260,956	1,503
*	Howard Hughes Holdings Inc.	16,198	1,450
	Lineage Inc.	37,292	1,336
	Park Hotels & Resorts Inc.	103,715	1,122
	National Storage Affiliates Trust	37,154	1,094
			636,104
Technology (13.8%)
	Alphabet Inc. Class A	1,083,768	347,001
	Alphabet Inc. Class C	882,163	282,398
	International Business Machines Corp.	488,633	150,782
	Micron Technology Inc.	586,826	138,773
	Meta Platforms Inc. Class A	204,512	132,514
	Salesforce Inc.	435,389	100,375
*	Intel Corp.	2,295,192	93,093
*	Advanced Micro Devices Inc.	351,057	76,365
	Applied Materials Inc.	301,762	76,119
	QUALCOMM Inc.	437,678	73,569
	Analog Devices Inc.	260,569	69,139
	Texas Instruments Inc.	282,036	47,458
	Marvell Technology Inc.	422,316	37,755
	Corning Inc.	410,033	34,525
	Western Digital Corp.	181,777	29,690
	Roper Technologies Inc.	56,403	25,168
*	Strategy Inc.	130,974	23,206
	Cognizant Technology Solutions Corp. Class A	259,204	20,143
	Dell Technologies Inc. Class C	136,878	18,253
*	Sandisk Corp.	70,855	15,821
	Teradyne Inc.	84,452	15,361
	Hewlett Packard Enterprise Co.	688,602	15,060
	Microchip Technology Inc.	277,189	14,852

		Shares	Market Value ($000)
*	Coherent Corp.	80,564	13,233
	Leidos Holdings Inc.	66,934	12,791
*	MongoDB Inc.	37,537	12,476
	HP Inc.	495,516	12,101
*	Zoom Communications Inc.	137,968	11,722
*	Flex Ltd.	196,085	11,591
	VeriSign Inc.	44,336	11,172
*	ON Semiconductor Corp.	221,353	11,121
*	Synopsys Inc.	25,773	10,773
*	PTC Inc.	55,371	9,714
	SS&C Technologies Holdings Inc.	111,006	9,540
	CDW Corp.	64,159	9,253
	Qnity Electronics Inc.	109,903	8,912
*	Twilio Inc. Class A	61,561	7,984
*	F5 Inc.	30,334	7,255
	NetApp Inc.	63,491	7,083
*	CACI International Inc. Class A	11,396	7,033
	Gen Digital Inc. (XNGS)	257,115	6,780
*	Akamai Technologies Inc.	75,309	6,742
*	Unity Software Inc.	156,519	6,655
	TD SYNNEX Corp.	40,602	6,191
*	EPAM Systems Inc.	28,745	5,375
	Skyworks Solutions Inc.	78,786	5,196
	Entegris Inc.	65,879	5,082
*	Dayforce Inc.	73,536	5,081
*	Super Micro Computer Inc. (XNGS)	146,024	4,943
*	Nutanix Inc. Class A	100,955	4,826
	Amdocs Ltd.	58,046	4,439
*	MACOM Technology Solutions Holdings Inc.	24,963	4,368
	Match Group Inc.	128,228	4,271
*	Okta Inc.	52,326	4,203
*	Pinterest Inc. Class A	156,240	4,081
	Jabil Inc.	19,214	4,049
*	Qorvo Inc.	44,632	3,833
*	Maplebear Inc.	90,499	3,802
*	Cirrus Logic Inc.	26,792	3,224
*	Kyndryl Holdings Inc.	113,398	2,929
*	Arrow Electronics Inc.	27,111	2,928
*	UiPath Inc. Class A	211,140	2,926
*	Onto Innovation Inc.	19,831	2,839
	Universal Display Corp.	23,120	2,750
	KBR Inc.	62,254	2,566
*	Parsons Corp.	27,718	2,347
*	CCC Intelligent Solutions Holdings Inc.	307,139	2,288
	Amkor Technology Inc.	59,987	2,183
*	Dropbox Inc. Class A	71,761	2,144
	Dolby Laboratories Inc. Class A	31,695	2,138
	Science Applications International Corp.	24,653	2,125
*	Pure Storage Inc. Class A	23,319	2,074
	Avnet Inc.	43,625	2,073
	Paycom Software Inc.	12,176	1,962
*	GLOBALFOUNDRIES Inc.	53,920	1,933
*	Tyler Technologies Inc.	3,830	1,799
*	Docusign Inc.	25,733	1,785
*	Allegro MicroSystems Inc.	64,714	1,727
*	Rubrik Inc. Class A	24,514	1,699
	Pegasystems Inc.	30,559	1,674
*	ZoomInfo Technologies Inc.	155,176	1,539
*	Globant SA	20,548	1,307
*	DXC Technology Co.	94,666	1,250
*	IAC Inc.	35,193	1,234
*	nCino Inc.	48,046	1,187
*	Teradata Corp.	38,850	1,113
*	IPG Photonics Corp.	13,086	1,042
	Concentrix Corp.	23,676	857
*	Lattice Semiconductor Corp.	10,725	753
*	Clarivate plc	184,308	693
*	SentinelOne Inc. Class A	42,724	693
*	SailPoint Inc.	31,354	578
*	Trump Media & Technology Group Corp.	38,770	447

		Shares	Market Value ($000)
*	DoubleVerify Holdings Inc.	36,640	386
	Ingram Micro Holding Corp.	10,942	234
*	NIQ Global Intelligence plc	12,598	198
			2,164,715
Telecommunications (3.3%)
	Cisco Systems Inc.	2,090,300	160,828
	AT&T Inc.	3,684,133	95,861
	Verizon Communications Inc.	2,218,277	91,193
	Comcast Corp. Class A	1,923,679	51,343
	T-Mobile US Inc.	238,490	49,847
	Motorola Solutions Inc.	50,702	18,743
*	Ciena Corp.	74,056	15,123
*	Lumentum Holdings Inc.	33,365	10,849
*	Charter Communications Inc. Class A	46,333	9,272
*	Roku Inc.	58,897	5,701
*	Frontier Communications Parent Inc.	128,193	4,861
	Millicom International Cellular SA	53,894	2,860
*	Liberty Broadband Corp. Class C	46,853	2,169
*	Liberty Global Ltd. Class A	88,580	1,011
*	Liberty Global Ltd. Class C	72,092	828
	Iridium Communications Inc.	44,733	734
*	AST SpaceMobile Inc.	7,744	435
*	GCI Liberty Inc. Class C	9,279	309
*	Liberty Broadband Corp. Class A	6,259	290
*	GCI Liberty Inc. Class A	1,264	42
*,2	GCI Liberty Inc.	26,959	—
			522,299
Utilities (4.8%)
	NextEra Energy Inc.	1,083,088	93,460
	Constellation Energy Corp.	164,506	59,939
	Southern Co.	578,740	52,735
	Duke Energy Corp.	408,593	50,641
	American Electric Power Co. Inc.	280,988	34,778
	Sempra	342,897	32,479
	Dominion Energy Inc.	448,290	28,139
	Xcel Energy Inc.	310,803	25,520
	Exelon Corp.	530,854	25,014
	Republic Services Inc.	106,315	23,077
	Entergy Corp.	234,516	22,870
	Public Service Enterprise Group Inc.	262,291	21,906
	Consolidated Edison Inc.	189,311	18,999
	WEC Energy Group Inc.	167,747	18,799
	PG&E Corp.	1,151,332	18,559
	Ameren Corp.	141,679	15,068
	DTE Energy Co.	108,808	14,910
	Atmos Energy Corp.	83,075	14,652
	PPL Corp.	388,554	14,338
	FirstEnergy Corp.	288,215	13,754
	CenterPoint Energy Inc.	341,876	13,668
	American Water Works Co. Inc.	102,285	13,304
	Eversource Energy	192,969	12,964
	Edison International	200,267	11,794
	CMS Energy Corp.	156,105	11,777
	NiSource Inc.	247,027	10,901
*	Talen Energy Corp.	23,915	9,429
	Evergy Inc.	120,955	9,392
	Alliant Energy Corp.	134,918	9,373
*	Clean Harbors Inc.	26,589	6,051
	Essential Utilities Inc.	147,409	5,836
	Pinnacle West Capital Corp.	62,616	5,689
	AES Corp.	372,743	5,241
	OGE Energy Corp.	105,487	4,829
	UGI Corp.	112,943	4,467
	National Fuel Gas Co.	47,053	3,879
	IDACORP Inc.	28,326	3,733
	Brookfield Renewable Corp. (XTSE)	70,843	2,939
	MDU Resources Group Inc.	106,353	2,267
	Clearway Energy Inc. Class C	42,502	1,556

		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	18,235	624
			749,350
Total Common Stocks (Cost $13,092,354)			15,655,015
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025 (Cost $—)	4,038	25
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.024% (Cost $43,532)	435,358	43,536
Total Investments (99.9%) (Cost $13,135,886)			15,698,576
Other Assets and Liabilities—Net (0.1%)			17,348
Net Assets (100%)			15,715,924
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,368.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,525 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	26	8,917	184
E-mini S&P Mid-Cap 400 Index	December 2025	29	9,612	275
				459

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Block Inc.	8/31/2026	BANA	2,229	(3.880)	108	—
Carrier Global Corp.	8/31/2026	BANA	3,777	(3.880)	63	—
Caterpillar Inc.	8/31/2026	BANA	24,931	(3.880)	389	—
SoFi Technologies Inc.	8/31/2026	BANA	3,116	(3.880)	151	—
United Parcel Service Inc.	8/31/2026	BANA	7,374	(3.880)	94	—
					805	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,022 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,655,015	—	—	15,655,015
Rights	25	—	—	25
Temporary Cash Investments	43,536	—	—	43,536
Total	15,698,576	—	—	15,698,576
Derivative Financial Instruments
Assets
Futures Contracts[1]	459	—	—	459
Swap Contracts	—	805	—	805
Total	459	805	—	1,264
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.